General	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Pointer Telocation Ltd. (the “Company”) was incorporated in Israel and commenced operations in July 1991. The Company conducts its operations through two main segments. Through its Cellocator segment, the Company designs, develops and produces leading mobile resource management products, including asset management, fleet management, and security products, for sale to third party operators providing Mobile Resource Management services (“MRM”) and to our MRM segment. Through its MRM segment, the Company acts as an operator by bundling its products together with a range of services, including fleet management services, asset management services and stolen vehicle retrieval services.

The Company provides services, for the most part, in Israel, Argentina, Mexico, South Africa and Brazil, through its local subsidiaries and affiliates. The Company sells its products worldwide directly through its local subsidiaries, and through its affiliates to independent operators in order to provide similar services in Latin America, Europe, India and other countries utilizing the Company’s technology and operational know-how. The Company’s shares are traded on the Nasdaq Capital Market.

b.	On June 8, 2016, Pointer spun off its Israeli subsidiary, Shagrir Group Vehicle Services Ltd., through which Pointer carried out its road side assistance (RSA) activities. The Company listed Shagrir’s shares for trade on the Tel Aviv Stock Exchange. The results of Shagrir through that date are included in Pointer’s results as discontinued operations. See also Note 18.

c.	The Company holds 99.6% of the share capital of Argentina SA’s (formerly Tracsat S.A.) (“Pointer Argentina”). Pointer Argentina is the operator of the Company’s systems and products that provides fleet management and stolen vehicle recovery services in Buenos Aires, Argentina.

d.	The Company holds 100% of the share capital of Pointer Recuperation de Mexico S.A. de C.V. (“Pointer Mexico”). Pointer Mexico provides fleet management along with stolen vehicle recovery services to its customers in Mexico, it is also responsible for distributing the Company’s products throughout Mexico.

e.	The Company holds 100% of the share capital of Pointer do Brasil Comercial S.A. (“Pointer Brazil”). In October 7, 2016, the Company acquired 100% interest in Cielo Telecom Ltd. (“Cielo”), a fleet management services company based in South Brazil. Cielo Telecom manages fleet customers covering approximately 16,000 trucks. In July 31, 2018, the Company concluded the merger process of Cielo.

f.	In October 2008, the Company established a wholly-owned subsidiary in the United States, Pointer Telocation Inc.

g.	On September 9, 2014, the Company acquired 100% interest in Global Telematics S.A. Proprietary Limited (“Global Telematics”), a provider of commercial fleet management and vehicle tracking solutions in South Africa.

On October 2, 2017, the Company sold 2,519,544 ordinary shares of Pointer South Africa, representing approximately 12% of Pointer South Africa’s issued and outstanding share capital as of the date thereof, to Ms. Preshnee Moodley, who serves on Pointer South Africa’s Board of Directors, in exchange for her services. Following the consummation of the transaction, the Company now holds 88% of the issued share capital of Pointer South Africa.

h.	In May 2012, the Company established a wholly-owned subsidiary in India, Pointer Telocation India Private Limited.

i.	On October 6, 2016, the Company’s shareholders approved a compensation policy for the Company’s directors and officers (the “Compensation Policy”). The Compensation Policy includes, among other issues prescribed by Israeli Companies Law, 5799-1999 (the “Companies Law”), a framework for establishing the terms of office and employment of the office holders, and guidelines with respect to the structure of the variable pay of office holders. The Compensation Policy includes compensation, bonus and benefits strategy for office holders which is designed in order to reward performance, maintain a reasonable wage structure throughout the organization and to reinforce a culture in order to promote the long-term success of the Company.

j.	On October 7, 2016, the Brazilian subsidiary acquired 100% interest in Cielo Telecom Ltd. (“Cielo”), a fleet management services company based in South Brazil.

On the acquisition date, the fair value of the consideration transferred totaled $8.5 million in cash.

The acquisition was accounted for under the purchase method of accounting as determined by ASC Topic 805, “Business Combinations”. Accordingly, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values on the date of acquisition.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date:

Working capital, net	334
Property and equipment	1,239
Other intangible assets	2,098
Goodwill	6,070
Deferred taxes	(714)
Payables for acquisition of investments in subsidiaries	(496)

$8,531

Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the year ended December 31, 2016, assuming that the acquisitions of Cielo occurred on January 1, 2016. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

Year ended December 31,
2016
Unaudited

Revenues	$67,468

Net income attributable to Pointer shareholders’ from continuing operations	$3,820

Basic income per share	$0.49

Diluted income per share	$0.48